Note 17 - Commitments (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
	Amount ($)
Due within 1 year	97
1 – 3 years	3
3 – 5 years	-
More than 5 years	-
Total	100	(1)